PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property and Equipment

	COMPUTER AND OFFICE EQUIPMENT	LEASEHOLD IMPROVEMENTS	TOTAL
Net book amount as of January 1, 2023	598	116	714
Additions	436	15	451
Depreciation charge	(225)	(21)	(246)
Translation differences	(7)	(4)	(11)
As of December 31, 2023	802	106	908
Cost	1,460	234	1,694
Accumulated depreciation	(658)	(128)	(786)
Net book amount as of December 31, 2023	802	106	908

Net book amount as of January 1, 2022	433	136	569
Additions	330	—	330
Depreciation charge	(170)	(20)	(190)
Translation differences	5	—	5
As of December 31, 2022	598	116	714
Cost	1,024	219	1,243
Accumulated depreciation	(426)	(103)	(529)
Net book amount as of December 31, 2022	598	116	714

Summary of Reconciliation of Depreciation Expense
The following is the reconciliation of depreciation expense:

	Year Ended December 31,
	2023	2022	2021
Depreciation expensed to technology expenses	—	—	46
Depreciation expensed to general and administrative expenses	246	190	130
Total depreciation expense	246	190	176